Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BAVARIA S.A. [member] | Transportation services, lease agreements and advertising services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 13	$ 11	$ 8
Outstanding balance payable	$ 3	1
Grupo Modelo and Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of acquiree	Grupo Modelo and its subsidiaries
Grupo Modelo and Subsidiaries [member] | Information technology and infrastructure services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 1	2	1
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other income	$ 12	$ 12	$ 12